Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 27, 2013
Operating Leased Assets [Line Items]
2014	$ 414,765	[1]
2015	346,215	[1]
2016	297,408	[1]
2017	250,765	[1]
2018	186,016	[1]
After 2018	343,873	[1]
Operating Leases, Future Minimum Payments Due, Total	$ 1,839,042	[1]

[1]	Includes B&N College capital lease obligations of $997, $742, $232, $39, $0 and $0 for 2014, 2015, 2016, 2017, 2018 and after 2018, respectively.